Offerings	Mar. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered | shares	4,087,657
Proposed Maximum Offering Price per Unit	39.08
Maximum Aggregate Offering Price	$ 159,745,635.56
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,060.87
Offering Note	Represents 4,087,657 additional shares of the Registrant's Class A common stock to be reserved for issuance under the 2025 Incentive Award Plan (the "2025 Plan") pursuant to the provision of the 2025 Plan providing for an annual automatic increase in the number of shares reserved for issuance under the 2025 Plan. Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2025 Plan, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange ("NYSE") on February 24, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.00001 par value per share
Amount Registered | shares	817,531
Proposed Maximum Offering Price per Unit	33.22
Maximum Aggregate Offering Price	$ 27,158,379.82
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,750.57
Offering Note	Represents 817,531 additional shares of the Registrant's Class A common stock available for issuance under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") pursuant to the provision of the 2025 ESPP providing for an annual automatic increase in the number of shares reserved for issuance under the 2025 ESPP. Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee for the additional shares to be reserved under the 2025 ESPP, on the basis of the average of the high and low prices of the Registrant's Class A common stock as reported on NYSE on February 24, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the 2025 ESPP.